SHELTON FUNDS
1050 17th Street, Suite 1710
Denver, Colorado 80265
Telephone (800) 955-9988
Internet www.sheltoncap.com

January 5, 2016

VIA EDGAR

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Shelton Funds
File Nos. 033-00499 and 811-04417

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 24, 2015 of Registrant’s Post-Effective Amendment No 52 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940.

Sincerely,

/s/ Stephen C. Rogers
Stephen C. Rogers
Chairman